Oct. 31, 2025
U.S. Large Company Portfolio | ETF Class Shares Prospectus
Shareholder Fees (fees paid directly from your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.04%
Other Expenses[2]	0.05%
Total Annual Fund Operating Expenses	0.09%
Fee Waiver and/or Expense Reimbursement[3]	0.03%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.06%
[1]	The “Management Fee” and “Total Annual Fund Operating Expenses” have been adjusted to reflect the decrease in the management fee payable by the Portfolio from 0.06% to 0.04% effective as of July 1, 2026.

[2]	The ETF Class shares of the Portfolio are new, so the “Other Expenses” shown for the class are based on anticipated fees and expenses for the first full fiscal year.

[3]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the ETF Class shares of the Portfolio. The Fee Waiver and/or Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2028, and may only be terminated by the Fund’s Board of Directors prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Portfolio’s ETF Class shares with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio’s ETF Class shares for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio’s ETF class shares reflect the net expenses of the Portfolio’s ETF Class shares that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs whether you redeem or hold your shares would be:

1 Year	3 Years	5 Years	10 Years
$6	$26	$48	$112

1 Year	3 Years	5 Years	10 Years
$6	$26	$48	$112

DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL INVESTMENT GROUP INC.

DFA MN Municipal Bond Portfolio	U.S. Large Company Portfolio
DFA Oregon Municipal Bond Portfolio

SUPPLEMENT TO THE STATUTORY
PROSPECTUSES OF EACH PORTFOLIO LISTED ABOVE

The purpose of this supplement to the Statutory Prospectuses dated February 28, 2026, as amended, of the portfolios listed above (each, a “Portfolio” and collectively, the “Portfolios”), each a series of DFA Investment Dimensions Group Inc. or Dimensional Investment Group Inc. (collectively, the “Funds”), is to notify shareholders that the Boards of Directors of the Funds approved reductions to the Portfolios’ management fees and reduced expense limitation amounts for the DFA Oregon Municipal Bond Portfolio and U.S. Large Company Portfolio, effective as of July 1, 2026, as described below.